Trade, other payables and provisions	12 Months Ended
Dec. 31, 2017
Trade and other payables [abstract]
Disclosure of trade and other payables [text block]

21 Trade, other payables and provisions

	At 31 December
(in USD million)	2017	2016

Trade payables	3,181	2,358
Non-trade payables and accrued expenses	2,345	1,623
Joint venture payables	2,464	2,632
Equity accounted associated companies and other related party payables	858	620

Total financial trade and other payables	8,849	7,233
Current portion of provisions and other non-financial payables	888	2,433

Trade, other payables and provisions	9,737	9,666

Included in current portion of provisions and other non-financial payables are certain provisions that are further described in note 20 Provisions and in note 23 Other commitments, contingent liabilities and contingent assets. For information regarding currency sensitivities, see note 25 Financial instruments: fair value measurement and sensitivity analysis of market risk. For further information on payables to equity accounted associated companies and other related parties, see note 24 Related parties.